Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Feb. 26, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Direxion Indexed Commodity & Income Strategy Fund | Investor Class
Prospectus:
Trading Symbol	DXCTX
Direxion Indexed Commodity & Income Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	DXCIX